UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3583

Fidelity Mt. Vernon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Aggressive Growth Fund

August 31, 2007

1.805759.103

FEG-QTLY-1007

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER STAPLES - 1.7%
Food Products - 1.7%
Marine Harvest ASA (a)	20,846,408	$ 24,460
Tyson Foods, Inc. Class A	1,926,808	41,523
		65,983
ENERGY - 7.9%
Energy Equipment & Services - 1.3%
FMC Technologies, Inc. (a)	511,700	48,458
Oil, Gas & Consumable Fuels - 6.6%
Denbury Resources, Inc. (a)(d)	1,116,602	44,418
Gulfport Energy Corp. (a)	1,042,509	18,776
Quicksilver Resources, Inc. (a)	1,080,840	43,180
Range Resources Corp.	1,300,556	47,223
Valero Energy Corp.	579,158	39,678
Williams Companies, Inc.	1,851,600	57,400
		250,675
TOTAL ENERGY		299,133
FINANCIALS - 14.0%
Capital Markets - 3.9%
Indiabulls Financial Services Ltd.	5,295,080	69,934
T. Rowe Price Group, Inc.	1,496,037	76,777
		146,711
Commercial Banks - 1.1%
Commerce Bancorp, Inc.	1,105,456	40,603
Diversified Financial Services - 5.9%
CME Group, Inc.	67,400	37,394
Deutsche Boerse AG	678,200	74,840
IntercontinentalExchange, Inc. (a)	269,600	39,327
JSE Ltd.	3,183,549	31,679
MarketAxess Holdings, Inc. (a)	1,058,620	18,452
NYMEX Holdings, Inc.	156,600	20,205
		221,897
Real Estate Management & Development - 3.1%
Dev Property Development PLC (e)	13,800,000	20,872
Indiabulls Real Estate Ltd. (a)	8,045,511	97,847
		118,719
TOTAL FINANCIALS		527,930
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 28.7%
Biotechnology - 5.4%
Alnylam Pharmaceuticals, Inc. (a)(d)(e)	2,897,719	$ 67,720
Amylin Pharmaceuticals, Inc. (a)(d)	744,058	36,481
CytRx Corp. (a)(d)(e)	6,452,502	23,359
Omrix Biopharmaceuticals, Inc. (a)(d)(e)	1,019,891	35,706
ONYX Pharmaceuticals, Inc. (a)	991,150	39,269
		202,535
Health Care Equipment & Supplies - 17.0%
ArthroCare Corp. (a)	905,937	50,751
Conceptus, Inc. (a)(d)(e)	1,786,886	31,271
Cyberonics, Inc. (a)(d)(e)	2,647,800	39,955
Hologic, Inc. (a)(d)	1,486,600	79,013
NeuroMetrix, Inc. (a)(d)(e)	1,260,550	9,794
Northstar Neuroscience, Inc. (a)(e)	1,875,657	21,307
NuVasive, Inc. (a)(e)	3,418,650	109,055
Respironics, Inc. (a)	787,600	37,356
St. Jude Medical, Inc. (a)	6,103,200	265,915
		644,417
Health Care Technology - 3.0%
Allscripts Healthcare Solutions, Inc. (a)(d)	883,800	19,983
Cerner Corp. (a)	735,580	41,957
Eclipsys Corp. (a)	802,943	18,540
Merge Technologies, Inc. (a)(d)(e)	3,217,351	15,057
Vital Images, Inc. (a)(d)(e)	950,284	17,618
		113,155
Life Sciences Tools & Services - 1.5%
AMAG Pharmaceuticals, Inc. (d)(e)	1,003,041	54,816
Pharmaceuticals - 1.8%
Allergan, Inc.	759,300	45,566
Collagenex Pharmaceuticals, Inc. (a)(d)(e)	1,828,241	23,438
		69,004
TOTAL HEALTH CARE		1,083,927
INDUSTRIALS - 11.5%
Air Freight & Logistics - 1.0%
Panalpina Welttransport Holding AG	219,294	39,003
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 1.3%
Clean Harbors, Inc. (a)	407,600	$ 19,235
CoStar Group, Inc. (a)	512,996	28,230
		47,465
Construction & Engineering - 5.9%
Granite Construction, Inc.	866,000	47,145
Quanta Services, Inc. (a)(d)	6,202,393	175,342
		222,487
Electrical Equipment - 1.7%
Neo-Neon Holdings Ltd.	10,964,000	21,429
Prysmian SpA	1,634,500	40,627
		62,056
Machinery - 1.1%
Bucyrus International, Inc. Class A	677,100	42,312
Marine - 0.5%
Ultrapetrol (Bahamas) Ltd.	1,116,282	20,115
TOTAL INDUSTRIALS		433,438
INFORMATION TECHNOLOGY - 32.8%
Communications Equipment - 4.5%
Adtran, Inc.	1,852,058	49,506
Infinera Corp.	222,400	4,283
Juniper Networks, Inc. (a)	2,284,012	75,190
Polycom, Inc. (a)	1,285,400	38,960
		167,939
Computers & Peripherals - 1.9%
Network Appliance, Inc. (a)	734,700	20,469
SanDisk Corp. (a)	922,998	51,743
		72,212
Internet Software & Services - 4.4%
Digital River, Inc. (a)	387,200	17,951
Omniture, Inc. (a)(d)	1,567,761	38,896
SAVVIS, Inc. (a)	1,331,800	52,912
ValueClick, Inc. (a)	2,836,000	56,833
		166,592
IT Services - 6.3%
BearingPoint, Inc. (a)	245,400	1,440
Mastercard, Inc. Class A (d)	1,300,015	178,089
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Redecard SA	1,310,900	$ 20,044
Unisys Corp. (a)	5,406,300	39,844
		239,417
Semiconductors & Semiconductor Equipment - 13.2%
Advanced Micro Devices, Inc. (a)(d)	4,461,153	57,995
Altera Corp.	1,672,100	39,813
Broadcom Corp. Class A (a)	3,216,800	110,980
Hittite Microwave Corp. (a)	1,009,316	42,765
Marvell Technology Group Ltd. (a)	6,736,630	111,626
PMC-Sierra, Inc. (a)(d)(e)	12,727,829	97,750
Xilinx, Inc.	1,532,100	39,176
		500,105
Software - 2.5%
Financial Technology (India) Ltd.	512,584	31,050
Quality Systems, Inc.	489,879	18,052
Synchronoss Technologies, Inc. (a)	1,348,492	46,847
		95,949
TOTAL INFORMATION TECHNOLOGY		1,242,214
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	3,059,551	67,157
UTILITIES - 0.4%
Independent Power Producers & Energy Traders - 0.4%
Ocean Power Technologies, Inc. (a)(e)	1,107,833	13,848
TOTAL COMMON STOCKS (Cost $3,585,235)		3,733,630
Money Market Funds - 9.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.48% (b)	26,462,119	$ 26,462
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	329,525,325	329,525
TOTAL MONEY MARKET FUNDS (Cost $355,987)		355,987
TOTAL INVESTMENT PORTFOLIO - 108.2% (Cost $3,941,222)		4,089,617
NET OTHER ASSETS - (8.2)%		(309,713)
NET ASSETS - 100%		$ 3,779,904
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,170
Fidelity Securities Lending Cash Central Fund	1,350
Total	$ 2,520
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alnylam Pharmaceuticals, Inc.	$ 52,291	$ 7,576	$ -	$ -	$ 67,720
AMAG Pharmaceuticals, Inc.	-	59,648	-	-	54,816
Bankrate, Inc.	46,725	-	47,277	-	-
Collagenex Pharmaceuticals, Inc.	-	24,399	-	-	23,438
Conceptus, Inc.	24,826	23,037	11,531	-	31,271
Cyberonics, Inc.	61,156	2,933	506	-	39,955
CytRx Corp.	-	25,484	-	-	23,359
Dev Property Development PLC	-	29,875	-	-	20,872
Infrasource Services, Inc.	51,700	-	-	-	-
Merge Technologies, Inc.	17,566	1,945	-	-	15,057
NeuroMetrix, Inc.	17,964	2,614	-	-	9,794
Northstar Neuroscience, Inc.	16,462	6,253	-	-	21,307
NuVasive, Inc.	75,259	3,853	-	-	109,055
Ocean Power Technologies, Inc.	-	23,474	2,458	-	13,848
Omrix Biopharmaceuticals, Inc.	-	33,455	-	-	35,706
PMC-Sierra, Inc.	88,507	7,811	-	-	97,750
Somanetics Corp.	19,217	392	18,777	-	-
Vital Images, Inc.	-	19,110	-	-	17,618
Total	$ 471,673	$ 271,859	$ 80,549	$ -	$ 581,566
Income Tax Information

At August 31, 2007, the aggregate cost of investment securities for income tax purposes was $3,959,293,000. Net unrealized appreciation aggregated $130,324,000, of which $480,570,000 related to appreciated investment securities and $350,246,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth Company Fund

August 31, 2007

1.805820.103

GCF-QTLY-1007

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.8%
Auto Components - 0.1%
Johnson Controls, Inc.	215,000	$ 24,317
Automobiles - 0.3%
Ford Motor Co.	13,000,000	101,530
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.	65,000	3,201
Starbucks Corp. (a)	2,143,400	59,051
The Cheesecake Factory, Inc. (a)(d)	145,977	3,639
		65,891
Household Durables - 0.2%
Garmin Ltd.	275,000	28,003
LG Electronics, Inc.	350,000	26,857
Tupperware Brands Corp.	50,000	1,540
		56,400
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	885,000	70,720
Shutterfly, Inc.	21,300	596
		71,316
Leisure Equipment & Products - 0.3%
Callaway Golf Co. (e)	7,314,862	119,379
Media - 1.1%
CBS Corp. Class B	1,115,988	35,165
Comcast Corp. Class A	2,572,500	67,117
Liberty Global, Inc. Class A (a)	42,766	1,753
Liberty Media Corp. New - Capital Series A (a)	52,766	5,751
National CineMedia, Inc.	1,091,400	26,881
News Corp. Class A	4,705,000	95,182
The Walt Disney Co.	84,500	2,839
Time Warner, Inc.	2,801,950	53,181
TiVo, Inc. (a)(d)(e)	9,735,049	54,808
Viacom, Inc. Class B (non-vtg.) (a)	420,988	16,612
		359,289
Multiline Retail - 0.9%
Kohl's Corp. (a)	1,415,000	83,910
Macy's, Inc.	300,000	9,516
Target Corp.	3,000,000	197,790
		291,216
Specialty Retail - 1.5%
Bed Bath & Beyond, Inc. (a)	349,200	12,096
Best Buy Co., Inc.	297,500	13,075
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Gamestop Corp. Class A (a)	816,300	$ 40,929
Gap, Inc.	2,817,825	52,862
Home Depot, Inc.	4,351,150	166,693
Lowe's Companies, Inc.	3,140,800	97,553
Staples, Inc.	4,520,602	107,364
		490,572
Textiles, Apparel & Luxury Goods - 1.0%
Coach, Inc. (a)	562,200	25,035
Geox SpA	2,285,000	41,620
Hanesbrands, Inc. (a)	2,075,000	62,167
Lululemon Athletica, Inc. (e)	3,457,600	117,800
NIKE, Inc. Class B	1,019,000	57,410
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	778,017	50,579
		354,611
TOTAL CONSUMER DISCRETIONARY		1,934,521
CONSUMER STAPLES - 8.0%
Beverages - 2.4%
PepsiCo, Inc.	5,666,640	385,502
The Coca-Cola Co.	7,622,500	409,938
		795,440
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	1,600,800	98,849
CVS Caremark Corp.	3,012,780	113,943
Sysco Corp.	478,200	15,962
Wal-Mart Stores, Inc.	7,880,300	343,817
Walgreen Co.	1,195,000	53,859
Whole Foods Market, Inc. (d)	1,340,000	59,308
		685,738
Food Products - 1.4%
Archer-Daniels-Midland Co.	5,000	169
Campbell Soup Co. (d)	2,925,000	110,419
Cosan Ltd. Class A	2,774,000	29,155
Dean Foods Co.	26,280	706
General Mills, Inc.	237,800	13,288
Groupe Danone	560,000	42,280
Hershey Co.	320,000	14,880
Kellogg Co.	1,790,000	98,325
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc. Class A	1,296,065	$ 41,552
McCormick & Co., Inc. (non-vtg.)	575,000	20,608
Smithfield Foods, Inc. (a)	730,000	23,893
Wm. Wrigley Jr. Co.	1,080,000	62,910
		458,185
Household Products - 1.2%
Clorox Co.	385,000	23,023
Colgate-Palmolive Co.	1,755,000	116,392
Kimberly-Clark Corp.	266,600	18,313
Procter & Gamble Co.	3,799,483	248,144
		405,872
Personal Products - 0.2%
Avon Products, Inc.	1,440,000	49,464
Tobacco - 0.8%
Altria Group, Inc.	4,005,380	278,013
TOTAL CONSUMER STAPLES		2,672,712
ENERGY - 7.2%
Energy Equipment & Services - 3.2%
Baker Hughes, Inc.	2,487,400	208,593
Diamond Offshore Drilling, Inc.	827,900	87,062
Halliburton Co.	1,155,000	39,951
Schlumberger Ltd. (NY Shares)	4,324,000	417,266
Weatherford International Ltd. (a)	5,290,240	308,844
		1,061,716
Oil, Gas & Consumable Fuels - 4.0%
Anadarko Petroleum Corp.	1,045,000	51,184
Apache Corp.	1,135,000	87,826
Cameco Corp.	2,485,000	100,360
ConocoPhillips	453,810	37,163
CONSOL Energy, Inc.	820,000	32,702
Devon Energy Corp.	3,390,000	255,301
EnCana Corp.	4,205,000	246,435
EOG Resources, Inc.	1,720,000	115,859
Hess Corp.	5,730,000	351,650
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Noble Energy, Inc.	850,000	$ 51,060
Valero Energy Corp.	275,000	18,840
		1,348,380
TOTAL ENERGY		2,410,096
FINANCIALS - 4.2%
Capital Markets - 2.2%
Ameriprise Financial, Inc.	8,615,809	525,651
Charles Schwab Corp.	7,101,475	140,609
Franklin Resources, Inc.	255,000	33,601
State Street Corp.	835,000	51,236
		751,097
Commercial Banks - 0.6%
Commerce Bancorp, Inc.	670,000	24,609
Synovus Financial Corp.	1,261,900	34,854
Wells Fargo & Co.	4,090,000	149,449
		208,912
Consumer Finance - 0.5%
American Express Co.	1,617,548	94,821
Discover Financial Services (a)	2,725,000	63,057
		157,878
Diversified Financial Services - 0.5%
Bank of America Corp.	1,480,000	75,006
Citigroup, Inc.	2,100,197	98,457
		173,463
Insurance - 0.3%
American International Group, Inc.	1,363,750	90,008
Prudential Financial, Inc.	233,000	20,919
		110,927
Thrifts & Mortgage Finance - 0.1%
Fannie Mae	239,300	15,700
TOTAL FINANCIALS		1,417,977
HEALTH CARE - 25.3%
Biotechnology - 13.8%
Acadia Pharmaceuticals, Inc. (a)(e)	3,463,780	49,844
Affymax, Inc. (e)	1,255,000	30,434
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Alexion Pharmaceuticals, Inc. (a)(d)(e)	3,641,681	$ 220,212
Alkermes, Inc. (a)(e)	10,155,861	171,126
Amgen, Inc. (a)	1,227,605	61,515
Amylin Pharmaceuticals, Inc. (a)(d)(e)	11,400,936	558,988
Array Biopharma, Inc. (a)(e)	4,700,070	53,346
Biogen Idec, Inc. (a)	244,164	15,583
BioMarin Pharmaceutical, Inc. (a)(d)	3,790,793	81,426
Celgene Corp. (a)(e)	28,171,744	1,808,908
Cougar Biotechnology, Inc. (a)	158,200	3,639
CuraGen Corp. (a)	490,000	578
CV Therapeutics, Inc. (a)(d)(e)	5,950,970	57,486
Genentech, Inc. (a)	865,800	64,770
Genzyme Corp. (a)	215,000	13,418
Gilead Sciences, Inc. (a)	1,700,000	61,829
GTx, Inc. (a)(d)(e)	2,296,397	36,742
Human Genome Sciences, Inc. (a)(d)(e)	8,399,010	77,355
Immunomedics, Inc. (a)(d)(e)	5,527,700	11,553
InterMune, Inc. (a)(d)(e)	3,453,100	68,268
Medarex, Inc. (a)(d)	4,086,220	70,079
Millennium Pharmaceuticals, Inc. (a)	185,000	1,878
Momenta Pharmaceuticals, Inc. (a)(d)	1,331,000	14,109
Myriad Genetics, Inc. (a)(d)(e)	3,994,248	175,587
ONYX Pharmaceuticals, Inc. (a)	1,430,000	56,657
OREXIGEN Therapeutics, Inc.	1,060,700	15,614
PDL BioPharma, Inc. (a)	2,605,450	50,832
Regeneron Pharmaceuticals, Inc. (a)(e)	6,381,629	124,187
Rigel Pharmaceuticals, Inc. (a)(e)	3,015,000	27,617
Seattle Genetics, Inc. (a)(d)(e)	6,559,414	67,300
Sunesis Pharmaceuticals, Inc. (a)(e)	3,156,200	8,522
Transition Therapeutics, Inc. (a)(e)	2,332,446	31,805
Trubion Pharmaceuticals, Inc. (d)(e)	1,295,000	23,763
Vertex Pharmaceuticals, Inc. (a)(d)(e)	12,647,567	492,749
		4,607,719
Health Care Equipment & Supplies - 2.1%
Alcon, Inc.	40,000	5,410
Align Technology, Inc. (a)	1,000,000	22,730
Baxter International, Inc.	1,170,000	64,069
Becton, Dickinson & Co.	1,347,900	103,707
Gen-Probe, Inc. (a)(e)	4,108,576	263,031
Insulet Corp.	581,100	10,239
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Kinetic Concepts, Inc. (a)	493,000	$ 29,634
Medtronic, Inc.	539,964	28,532
Palomar Medical Technologies, Inc. (a)	29,000	914
St. Jude Medical, Inc. (a)	834,200	36,346
Thoratec Corp. (a)(e)	5,297,765	109,505
Zimmer Holdings, Inc. (a)	205,970	16,134
		690,251
Health Care Providers & Services - 0.8%
Cardinal Health, Inc.	1,285,000	87,868
Healthways, Inc. (a)	830,000	41,334
Laboratory Corp. of America Holdings (a)	400,000	31,064
McKesson Corp.	655,000	37,473
Medco Health Solutions, Inc. (a)	6,360	543
UnitedHealth Group, Inc.	1,376,400	68,834
		267,116
Health Care Technology - 0.6%
Cerner Corp. (a)	1,175,320	67,040
Health Corp. (a)(d)(e)	9,907,800	146,437
TriZetto Group, Inc. (a)	100,000	1,563
		215,040
Life Sciences Tools & Services - 1.9%
Affymetrix, Inc. (a)(d)(e)	6,860,790	155,466
Applera Corp.:
- Applied Biosystems Group	211,600	6,689
- Celera Genomics Group (a)	9,579,848	126,167
Caliper Life Sciences, Inc. (a)	1,149,700	6,312
Exelixis, Inc. (a)(e)	9,740,480	109,580
Illumina, Inc. (a)(e)	2,705,639	130,655
Millipore Corp. (a)	1,670,000	116,366
		651,235
Pharmaceuticals - 6.1%
Abbott Laboratories	1,601,500	83,134
Allergan, Inc.	780,000	46,808
Bristol-Myers Squibb Co.	1,754,700	51,150
Dr. Reddy's Laboratories Ltd. sponsored ADR (d)	800,000	12,720
Elan Corp. PLC sponsored ADR (a)	44,418,500	860,831
Eli Lilly & Co.	1,480,000	84,878
Forest Laboratories, Inc. (a)	30,000	1,129
Johnson & Johnson	3,488,300	215,542
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	3,185,100	$ 159,796
Mylan Laboratories, Inc.	65,000	982
Nastech Pharmaceutical Co., Inc. (a)(d)	768,624	10,638
Pfizer, Inc.	1,551,000	38,527
Schering-Plough Corp.	1,372,600	41,205
Sepracor, Inc. (a)(d)(e)	10,643,129	310,460
Teva Pharmaceutical Industries Ltd. sponsored ADR	65,958	2,836
Wyeth	2,975,200	137,752
		2,058,388
TOTAL HEALTH CARE		8,489,749
INDUSTRIALS - 7.7%
Aerospace & Defense - 1.4%
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	340,000	15,354
Honeywell International, Inc.	2,185,000	122,688
Lockheed Martin Corp.	660,100	65,442
Raytheon Co.	680,000	41,711
The Boeing Co.	2,170,000	209,839
		455,034
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	1,004,800	76,224
Airlines - 1.5%
AMR Corp.	127,500	3,125
Copa Holdings SA Class A	1,575,000	76,340
Delta Air Lines, Inc. (a)	1,250,000	21,100
Gol Linhas Aereas Inteligentes SA sponsored ADR (d)	20,000	439
JetBlue Airways Corp. (a)(d)(e)	18,003,143	171,390
Northwest Airlines Corp. (a)	915,000	17,001
Ryanair Holdings PLC sponsored ADR (a)	20,000	835
Ryanair Holdings PLC warrants (UBS Warrant Programme) 12/31/99 (a)	3,230,000	47,005
Southwest Airlines Co.	4,473,515	67,595
UAL Corp. (a)(d)	1,710,595	81,202
		486,032
Commercial Services & Supplies - 0.0%
Monster Worldwide, Inc. (a)	167,900	5,742
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.1%
Fluor Corp.	220,000	$ 27,973
KBR, Inc.	475,000	15,599
		43,572
Electrical Equipment - 1.2%
ABB Ltd. sponsored ADR	9,645,000	237,846
American Superconductor Corp. (a)(d)	2,010,000	36,220
Energy Conversion Devices, Inc. (a)(d)	1,029,025	26,662
First Solar, Inc.	265,000	27,491
Rockwell Automation, Inc.	482,500	33,997
Sunpower Corp. Class A (a)(d)	507,500	34,677
		396,893
Industrial Conglomerates - 1.9%
3M Co.	1,240,000	112,828
General Electric Co.	13,410,000	521,247
		634,075
Machinery - 1.1%
AGCO Corp. (a)	825,000	35,640
Caterpillar, Inc.	1,695,000	128,430
Deere & Co.	200,000	27,212
ITT Corp.	585,000	39,774
Pall Corp.	2,355,000	89,796
TurboChef Technologies, Inc. (a)(d)(e)	2,898,650	37,103
		357,955
Road & Rail - 0.3%
Norfolk Southern Corp.	410,000	20,996
Union Pacific Corp.	860,000	95,950
		116,946
TOTAL INDUSTRIALS		2,572,473
INFORMATION TECHNOLOGY - 37.3%
Communications Equipment - 6.0%
Blue Coat Systems, Inc. (a)	525,000	43,790
Ciena Corp. (a)	10,628	403
Cisco Systems, Inc. (a)	12,642,600	403,552
Corning, Inc.	2,063,000	48,212
F5 Networks, Inc. (a)(e)	4,329,446	151,401
Harris Corp.	55,000	3,346
Infinera Corp. (d)	2,243,610	43,212
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)	885,000	$ 29,134
Motorola, Inc.	165,000	2,797
Nokia Corp. sponsored ADR	2,430,000	79,898
Nortel Networks Corp. (a)	150,000	2,629
QUALCOMM, Inc.	6,873,400	274,180
Research In Motion Ltd. (a)	5,477,800	467,859
Riverbed Technology, Inc. (e)	7,037,064	312,446
Sonus Networks, Inc. (a)(d)(e)	24,249,570	140,163
Starent Networks Corp.	405,100	8,414
		2,011,436
Computers & Peripherals - 4.6%
Apple, Inc. (a)	3,475,959	481,351
Data Domain, Inc. (e)	2,704,467	75,833
Dell, Inc. (a)	11,945,600	337,463
Hewlett-Packard Co.	2,095,000	103,388
International Business Machines Corp.	49,800	5,811
Isilon Systems, Inc. (d)	790,200	7,942
Network Appliance, Inc. (a)	3,857,208	107,462
Palm, Inc. (e)	9,463,273	142,044
SanDisk Corp. (a)	2,495,000	139,870
Seagate Technology	120,000	3,098
Sun Microsystems, Inc. (a)	1,796,500	9,629
Synaptics, Inc. (a)(e)	2,605,552	112,820
		1,526,711
Electronic Equipment & Instruments - 0.4%
Agilent Technologies, Inc. (a)	370,000	13,468
Itron, Inc. (a)	250,000	21,225
Mellanox Technologies Ltd. (e)	2,337,900	37,640
Trimble Navigation Ltd. (a)	645,000	22,775
Universal Display Corp. (a)(d)(e)	3,475,330	51,296
		146,404
Internet Software & Services - 6.9%
Akamai Technologies, Inc. (a)	70,000	2,255
eBay, Inc. (a)	2,767,200	94,362
Google, Inc. Class A (sub. vtg.) (a)	3,622,448	1,866,466
Internet Capital Group, Inc. (a)(e)	3,850,000	43,736
Mercadolibre, Inc.	226,300	6,364
Omniture, Inc. (a)(d)(e)	3,369,881	83,607
VeriSign, Inc. (a)	3,490,000	112,378
VistaPrint Ltd. (a)(e)	2,239,800	73,645
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
WebMD Health Corp. Class A (a)(d)	95,200	$ 5,188
Yahoo!, Inc. (a)	826,340	18,783
		2,306,784
IT Services - 0.4%
Cognizant Technology Solutions Corp. Class A (a)	1,192,358	87,650
Fidelity National Information Services, Inc.	375,000	17,775
Mastercard, Inc. Class A	100,000	13,699
The Western Union Co.	1,025,000	19,301
		138,425
Semiconductors & Semiconductor Equipment - 6.8%
Advanced Micro Devices, Inc. (a)	1,630,000	21,190
Altera Corp.	679,400	16,177
Analog Devices, Inc.	949,900	35,032
Applied Materials, Inc.	1,370,400	29,272
ASML Holding NV (NY Shares) (a)	730,000	21,659
Atheros Communications, Inc. (a)(e)	5,623,042	168,185
Atheros Communications, Inc. (a)(e)(f)	1,741,486	52,088
Broadcom Corp. Class A (a)	7,925,000	273,413
Cambridge Display Technologies, Inc. (a)(e)	1,251,100	14,876
Cavium Networks, Inc.	104,200	2,922
Cree, Inc. (a)(d)(e)	8,425,940	224,130
Cypress Semiconductor Corp. (a)(e)	15,976,000	400,039
FEI Co. (a)(d)	1,743,100	48,859
Intel Corp.	13,965,800	359,619
International Rectifier Corp. (a)	201,300	6,927
KLA-Tencor Corp.	510,000	29,310
Linear Technology Corp. (d)	625,800	21,271
Marvell Technology Group Ltd. (a)	2,998,310	49,682
Micron Technology, Inc. (a)	1,066,800	12,215
MIPS Technologies, Inc. (a)(d)(e)	2,492,670	19,493
National Semiconductor Corp.	618,204	16,271
Power Integrations, Inc. (a)(e)	2,864,315	80,172
Rambus, Inc. (a)(d)(e)	5,790,000	87,313
Samsung Electronics Co. Ltd.	50,000	31,493
Silicon Laboratories, Inc. (a)	1,250,315	46,162
Spansion, Inc. Class A (a)	2,080,000	18,928
Texas Instruments, Inc.	3,921,000	134,255
Veeco Instruments, Inc. (a)(e)	1,655,000	29,128
Verigy Ltd. (a)	206,519	5,456
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Volterra Semiconductor Corp. (a)	661,100	$ 7,180
Xilinx, Inc.	1,225,100	31,326
		2,294,043
Software - 12.2%
Adobe Systems, Inc. (a)	843,236	36,048
Blackboard, Inc. (a)(d)(e)	2,828,200	118,134
BladeLogic, Inc. (e)	1,539,258	38,959
Cognos, Inc. (a)	345,000	13,810
Electronic Arts, Inc. (a)	225,000	11,912
Microsoft Corp.	16,580,000	476,343
Nintendo Co. Ltd.	4,861,200	2,261,422
Oracle Corp. (a)	1,175,000	23,829
Perfect World Co. Ltd. sponsored ADR Class B	1,783,600	40,434
Red Hat, Inc. (a)(d)(e)	17,142,391	333,420
Salesforce.com, Inc. (a)(d)(e)	11,539,244	466,532
Symantec Corp. (a)	2,050,800	38,576
VMware, Inc.	3,093,500	213,111
		4,072,530
TOTAL INFORMATION TECHNOLOGY		12,496,333
MATERIALS - 3.4%
Chemicals - 3.0%
Dow Chemical Co.	125,000	5,329
Minerals Technologies, Inc. (e)	1,927,580	127,047
Monsanto Co.	10,244,978	714,485
OM Group, Inc. (a)	625,000	30,875
Potash Corp. of Saskatchewan, Inc.	196,200	17,375
The Mosaic Co. (a)	720,000	30,254
Zoltek Companies, Inc. (a)(d)	1,605,600	66,295
		991,660
Metals & Mining - 0.4%
Barrick Gold Corp.	3,197,500	103,944
Nucor Corp.	810,000	42,849
		146,793
TOTAL MATERIALS		1,138,453
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	1,160,000	$ 46,249
Level 3 Communications, Inc. (a)	11,725,000	61,322
		107,571
Wireless Telecommunication Services - 0.1%
Clearwire Corp. (d)	928,500	19,870
Sprint Nextel Corp.	324,449	6,139
Vodafone Group PLC sponsored ADR	32,952	1,068
		27,077
TOTAL TELECOMMUNICATION SERVICES		134,648
UTILITIES - 0.2%
Electric Utilities - 0.2%
Exelon Corp.	1,115,000	78,797
TOTAL COMMON STOCKS (Cost $25,058,807)		33,345,759
Convertible Preferred Stocks - 0.1%

HEALTH CARE - 0.1%
Biotechnology - 0.1%
Perlegen Sciences, Inc. Series D, 8.00% (a)(f)	12,820,512	25,641
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $20,000)		25,641
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 5.48% (b)	173,214,706	173,215
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	618,905,058	618,905
TOTAL MONEY MARKET FUNDS (Cost $792,120)		792,120
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $25,870,927)		34,163,520
NET OTHER ASSETS - (2.0)%		(670,121)
NET ASSETS - 100%		$ 33,493,399
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $77,729,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Atheros Communications, Inc.	4/18/01	$ 15,000
Perlegen Sciences, Inc. Series D, 8.00%	2/23/05	$ 20,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,479
Fidelity Securities Lending Cash Central Fund	9,884
Total	$ 13,363
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Pharmaceuticals, Inc.	$ 27,832	$ 8,047	$ 747	$ -	$ 49,844
Affymax, Inc.	-	41,250	-	-	30,434
Affymetrix, Inc.	171,632	5,966	3,732	-	155,466
Alexion Pharmaceuticals, Inc.	141,596	15,666	-	-	220,212
Alkermes, Inc.	152,517	1,828	-	-	171,126
Amylin Pharmaceuticals, Inc.	193,388	302,962	34,615	-	558,988
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Array Biopharma, Inc.	$ 7,579	$ 53,419	$ -	$ -	$ 53,346
Atheros Communications, Inc.	119,739	9,965	-	-	168,185
Atheros Communications, Inc. (restricted)	39,601	-	-	-	52,088
BioMarin Pharmaceutical, Inc.	146,047	-	84,801	-	-
Blackboard, Inc.	-	91,313	-	-	118,134
BladeLogic, Inc.	-	38,192	-	-	38,959
Callaway Golf Co.	36,088	74,663	-	1,024	119,379
Cambridge Display Technologies, Inc.	7,256	-	-	-	14,876
Celgene Corp.	1,744,168	-	180,005	-	1,808,908
Cerner Corp.	235,558	9,232	206,602	-	-
Color Kinetics, Inc.	40,246	1,825	72,486	-	-
Cree, Inc.	152,845	12,704	-	-	224,130
CV Therapeutics, Inc.	56,967	15,332	-	-	57,486
Cypress Semiconductor Corp.	199,336	92,154	-	-	400,039
Data Domain, Inc.	-	66,555	-	-	75,833
Exelixis, Inc.	82,051	2,302	-	-	109,580
F5 Networks, Inc.	267,051	41,691	136,910	-	151,401
FEI Co.	42,375	10,781	10,111	-	-
Gen-Probe, Inc.	214,696	5,020	18,441	-	263,031
GTx, Inc.	-	38,589	-	-	36,742
Health Corp. (formerly Emdeon Corp.)	108,774	33,829	18,828	-	146,437
Human Genome Sciences, Inc.	164,813	-	47,728	-	77,355
Illumina, Inc.	34,913	68,725	-	-	130,655
Immunomedics, Inc.	12,719	1,704	-	-	11,553
InterMune, Inc.	-	93,276	-	-	68,268
Internet Capital Group, Inc.	-	41,850	-	-	43,736
JetBlue Airways Corp.	239,365	5,231	-	-	171,390
Lululemon Athletica, Inc.	-	105,942	-	-	117,800
Mellanox Technologies Ltd.	-	46,522	-	-	37,640
Minerals Technologies, Inc.	53,293	78,008	12,139	202	127,047
MIPS Technologies, Inc.	13,521	8,152	-	-	19,493
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Momenta Pharmaceuticals, Inc.	$ 54,000	$ 4,410	$ 22,430	$ -	$ -
Myriad Genetics, Inc.	75,001	65,194	17,482	-	175,587
Network Appliance, Inc.	819,380	24,791	577,782	-	-
Omniture, Inc.	-	59,307	7,405	-	83,607
Palm, Inc.	-	167,660	-	-	142,044
PDL BioPharma, Inc.	181,577	15,043	121,177	-	-
Power Integrations, Inc.	27,860	48,079	-	-	80,172
RAE Systems, Inc.	11,534	-	8,425	-	-
Rambus, Inc.	85,409	76,151	28,750	-	87,313
Red Hat, Inc.	332,637	2,284	40,497	-	333,420
Regeneron Pharmaceuticals, Inc.	134,982	1,655	-	-	124,187
Rigel Pharmaceuticals, Inc.	25,552	8,489	1,370	-	27,617
Riverbed Technology, Inc.	49,027	174,904	-	-	312,446
Saifun Semiconductors Ltd.	49,028	-	36,131	-	-
Salesforce.com, Inc.	436,290	16,346	-	-	466,532
Seattle Genetics, Inc.	28,007	14,876	-	-	67,300
Sepracor, Inc.	609,756	83,556	121,768	-	310,460
Sonus Networks, Inc.	158,567	-	6,318	-	140,163
Spansion, Inc. Class A	118,487	21,825	108,383	-	-
Stamps.com, Inc.	36,355	-	33,029	-	-
Sunesis Pharmaceuticals, Inc.	8,270	5,864	-	-	8,522
Synaptics, Inc.	71,807	3,038	-	-	112,820
Thoratec Corp.	77,434	696	-	-	109,505
TiVo, Inc.	54,466	1,132	-	-	54,808
Transition Therapeutics, Inc.	17,870	8,972	-	-	31,805
Trubion Pharmaceuticals, Inc.	13,454	11,157	-	-	23,763
TurboChef Technologies, Inc.	15,765	29,147	-	-	37,103
Universal Display Corp.	38,318	5,437	-	-	51,296
US Airways Group, Inc.	345,626	-	330,607	-	-
Veeco Instruments, Inc.	-	32,246	-	-	29,128
Ventana Medical Systems, Inc.	120,466	24,543	192,250	-	-
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Vertex Pharmaceuticals, Inc.	$ 529,922	$ 21,731	$ -	$ -	$ 492,749
Virage Logic Corp.	18,913	-	15,829	-	-
VistaPrint Ltd.	-	92,803	5,207	-	73,645
WebMD Health Corp. Class A	19,916	-	22,971	-	-
Total	$ 9,271,642	$ 2,444,031	$ 2,524,956	$ 1,226	$ 9,205,553
Income Tax Information

At August 31, 2007, the aggregate cost of investment securities for income tax purposes was $26,091,595,000. Net unrealized appreciation aggregated $8,071,925,000, of which $9,805,589,000 related to appreciated investment securities and $1,733,664,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Millennium Fund®

August 31, 2007

1.805750.103

NMF-QTLY-1007

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 0.2%
Gentex Corp.	177,300	$ 3,553
Automobiles - 0.4%
General Motors Corp.	125,400	3,855
Toyota Motor Corp. sponsored ADR	46,500	5,379
		9,234
Distributors - 1.0%
Li & Fung Ltd.	6,189,600	22,941
Diversified Consumer Services - 0.5%
New Oriental Education & Technology Group, Inc. sponsored ADR	148,500	7,863
Sotheby's Class A (ltd. vtg.)	92,000	3,982
		11,845
Hotels, Restaurants & Leisure - 1.4%
Ctrip.com International Ltd. sponsored ADR	188,600	8,014
Famous Dave's of America, Inc. (a)	230,000	4,388
Jamba, Inc. (a)(d)	410,000	2,792
Life Time Fitness, Inc. (a)(d)	70,300	3,907
Red Robin Gourmet Burgers, Inc. (a)	201,500	7,752
Ruth's Chris Steak House, Inc. (a)	253,400	4,212
		31,065
Household Durables - 0.6%
Ryland Group, Inc.	105,100	3,010
Whirlpool Corp.	102,700	9,901
		12,911
Leisure Equipment & Products - 0.9%
Eastman Kodak Co.	283,600	7,564
MarineMax, Inc. (a)(d)	298,900	5,482
Pool Corp. (d)	205,400	6,706
		19,752
Media - 2.4%
Central European Media Enterprises Ltd. Class A (a)	118,500	10,926
Comcast Corp. Class A	202,600	5,286
Discovery Holding Co. Class A (a)	231,000	5,803
EchoStar Communications Corp. Class A (a)	103,100	4,363
The Walt Disney Co.	392,000	13,171
Time Warner Cable, Inc.	139,500	5,120
Time Warner, Inc.	447,100	8,486
		53,155
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 1.1%
Saks, Inc.	294,200	$ 4,757
Sears Holdings Corp. (a)	35,300	5,068
Target Corp.	201,800	13,305
		23,130
Specialty Retail - 2.0%
Esprit Holdings Ltd.	478,200	6,961
Lowe's Companies, Inc.	305,300	9,483
OfficeMax, Inc.	131,400	4,667
PETsMART, Inc.	141,700	4,917
TJX Companies, Inc.	327,800	9,995
Zumiez, Inc. (a)(d)	145,900	7,081
		43,104
Textiles, Apparel & Luxury Goods - 2.5%
Carter's, Inc. (a)	538,200	10,624
LVMH Moet Hennessy - Louis Vuitton	49,300	5,507
NIKE, Inc. Class B	172,900	9,741
Polo Ralph Lauren Corp. Class A	60,600	4,578
Ports Design Ltd.	3,353,600	9,054
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	244,700	15,908
		55,412
TOTAL CONSUMER DISCRETIONARY		286,102
CONSUMER STAPLES - 8.2%
Beverages - 1.5%
Boston Beer Co., Inc. Class A (a)	100,000	4,876
Diageo PLC sponsored ADR	103,700	8,858
Heineken NV (Bearer)	84,200	5,313
Molson Coors Brewing Co. Class B	87,000	7,783
SABMiller PLC	202,700	5,559
		32,389
Food & Staples Retailing - 1.8%
Casey's General Stores, Inc.	133,800	3,795
Sysco Corp.	228,100	7,614
United Natural Foods, Inc. (a)	553,000	14,843
Whole Foods Market, Inc.	246,400	10,906
X5 Retail Group NV GDR (a)(f)	112,500	3,769
		40,927
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 3.4%
Bunge Ltd.	61,400	$ 5,614
Corn Products International, Inc.	164,100	7,417
Cosan SA Industria E Comercio	187,500	2,130
Green Mountain Coffee Roasters, Inc. (a)(d)	1,145,700	39,034
Hain Celestial Group, Inc. (a)	353,500	10,343
Koninklijke Numico NV	66,400	4,884
Marine Harvest ASA (a)	4,405,000	5,169
		74,591
Household Products - 1.0%
Procter & Gamble Co.	333,700	21,794
Personal Products - 0.5%
Avon Products, Inc.	275,600	9,467
Physicians Formula Holdings, Inc.	166,100	1,674
		11,141
TOTAL CONSUMER STAPLES		180,842
ENERGY - 6.9%
Energy Equipment & Services - 1.0%
Input/Output, Inc. (a)(d)	470,800	6,681
North American Energy Partners, Inc.	324,400	5,599
SBM Offshore NV	262,396	9,834
		22,114
Oil, Gas & Consumable Fuels - 5.9%
Canadian Natural Resources Ltd.	117,900	8,059
Enbridge, Inc.	127,100	4,285
EOG Resources, Inc.	110,300	7,430
Evergreen Energy, Inc. (a)(d)	706,100	2,909
Exxon Mobil Corp.	166,600	14,283
Forest Oil Corp. (a)	138,900	5,368
Gazprom OAO sponsored ADR	160,300	6,701
Lukoil Oil Co. sponsored ADR	82,700	6,128
Niko Resources Ltd.	60,100	5,293
Noble Energy, Inc.	196,800	11,822
OJSC Rosneft unit	821,200	6,734
Petroleo Brasileiro SA Petrobras sponsored ADR	92,500	5,720
Plains Exploration & Production Co. (a)	262,795	9,863
Quicksilver Resources, Inc. (a)	180,300	7,203
SouthGobi Energy Resources Ltd. (a)	505,900	3,114
Suncor Energy, Inc.	81,900	7,337
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultra Petroleum Corp. (a)	135,200	$ 7,220
Williams Partners LP	70,200	3,130
XTO Energy, Inc.	151,200	8,219
		130,818
TOTAL ENERGY		152,932
FINANCIALS - 13.7%
Capital Markets - 1.8%
Charles Schwab Corp.	936,000	18,533
EFG International	122,180	5,407
GFI Group, Inc. (a)(d)	74,800	5,535
MF Global Ltd.	163,700	4,410
T. Rowe Price Group, Inc.	91,700	4,706
		38,591
Commercial Banks - 4.5%
Associated Banc-Corp.	118,400	3,340
BOK Financial Corp.	70,400	3,585
Boston Private Financial Holdings, Inc.	199,000	5,403
Cascade Bancorp (d)	133,056	3,120
City National Corp.	90,000	6,425
Colonial Bancgroup, Inc.	254,200	5,394
Commerce Bancorp, Inc.	414,200	15,214
East West Bancorp, Inc.	124,300	4,450
Erste Bank AG	73,000	5,290
First Community Bancorp, California	61,400	3,332
HSBC Holdings PLC sponsored ADR	85,125	7,688
Industrial & Commercial Bank of China	10,508,000	6,846
M&T Bank Corp.	62,200	6,586
PNC Financial Services Group, Inc.	92,300	6,495
Seacoast Banking Corp., Florida (d)	106,000	1,858
Standard Chartered PLC (United Kingdom)	181,537	5,601
UMB Financial Corp.	59,800	2,649
Wells Fargo & Co.	179,600	6,563
		99,839
Diversified Financial Services - 2.4%
Bank of America Corp.	181,900	9,219
CME Group, Inc.	54,500	30,237
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Deutsche Boerse AG	57,600	$ 6,356
Hong Kong Exchanges & Clearing Ltd.	341,000	6,276
		52,088
Insurance - 3.1%
AFLAC, Inc.	198,200	10,566
AMBAC Financial Group, Inc.	65,300	4,102
Berkshire Hathaway, Inc. Class A (a)	128	15,154
China Life Insurance Co. Ltd. (H Shares)	1,626,000	7,906
IPC Holdings Ltd.	182,200	4,632
Prudential Financial, Inc.	123,700	11,106
Security Capital Assurance Ltd.	273,300	5,556
The Chubb Corp.	191,500	9,791
		68,813
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	154,800	4,570
Thrifts & Mortgage Finance - 1.7%
Fannie Mae	254,300	16,685
Freddie Mac	270,300	16,653
Hudson City Bancorp, Inc.	349,200	4,966
		38,304
TOTAL FINANCIALS		302,205
HEALTH CARE - 16.3%
Biotechnology - 4.8%
Alexion Pharmaceuticals, Inc. (a)	59,900	3,622
Alnylam Pharmaceuticals, Inc. (a)	238,800	5,581
Amgen, Inc. (a)	110,600	5,542
Amylin Pharmaceuticals, Inc. (a)	136,200	6,678
Celgene Corp. (a)	169,800	10,903
Cephalon, Inc. (a)	73,366	5,506
Cepheid, Inc. (a)	187,300	3,499
CSL Ltd.	118,812	9,548
CytRx Corp. (a)(d)	3,063,304	11,089
Diagnocure, Inc. (a)	987,400	2,571
Genentech, Inc. (a)	72,300	5,409
Genomic Health, Inc. (a)(d)	309,200	6,283
Gilead Sciences, Inc. (a)	200,400	7,289
GTx, Inc. (a)	318,568	5,097
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Memory Pharmaceuticals Corp. (a)	1,722,800	$ 3,756
Myriad Genetics, Inc. (a)	68,700	3,020
OREXIGEN Therapeutics, Inc.	242,700	3,573
Vertex Pharmaceuticals, Inc. (a)	134,100	5,225
		104,191
Health Care Equipment & Supplies - 4.3%
Becton, Dickinson & Co.	115,200	8,863
C.R. Bard, Inc.	120,500	10,048
Gen-Probe, Inc. (a)	96,100	6,152
Hologic, Inc. (a)(d)	182,652	9,708
Immucor, Inc. (a)	134,000	4,469
Inverness Medical Innovations, Inc. (a)	76,000	3,659
IRIS International, Inc. (a)	333,834	6,226
Meridian Bioscience, Inc.	556,995	14,370
Mindray Medical International Ltd. sponsored ADR (d)	240,800	8,546
Quidel Corp. (a)	505,500	8,583
Sirona Dental Systems, Inc. (a)	22,700	662
ThermoGenesis Corp. (a)(e)	5,396,168	14,030
		95,316
Health Care Providers & Services - 2.2%
Assisted Living Concepts, Inc. Class A (a)(d)	545,100	4,955
Brookdale Senior Living, Inc.	173,300	6,346
Capital Senior Living Corp. (a)	611,000	4,949
Dialysis Corp. of America (a)	272,654	2,707
Emeritus Corp. (a)	187,908	5,102
Healthways, Inc. (a)(d)	153,000	7,619
Henry Schein, Inc. (a)	78,600	4,574
HMS Holdings Corp. (a)	352,100	8,292
LHC Group, Inc. (a)	227,133	4,549
		49,093
Health Care Technology - 0.9%
Cerner Corp. (a)	330,600	18,857
Life Sciences Tools & Services - 2.5%
Affymetrix, Inc. (a)	288,000	6,526
Applera Corp. - Celera Genomics Group (a)	390,600	5,144
Covance, Inc. (a)	118,500	8,688
Illumina, Inc. (a)	59,600	2,878
Kendle International, Inc. (a)	97,300	3,810
Pharmaceutical Product Development, Inc.	203,800	7,139
PRA International (a)	166,861	4,864
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
QIAGEN NV (a)	758,100	$ 12,903
Techne Corp. (a)	55,900	3,522
		55,474
Pharmaceuticals - 1.6%
Adams Respiratory Therapeutics, Inc. (a)	58,300	2,248
Elan Corp. PLC sponsored ADR (a)	251,200	4,868
Inspire Pharmaceuticals, Inc. (a)	324,400	1,794
Nexmed, Inc. (a)(e)	6,399,067	10,366
Wyeth	247,600	11,464
XenoPort, Inc. (a)	112,000	4,651
		35,391
TOTAL HEALTH CARE		358,322
INDUSTRIALS - 13.8%
Aerospace & Defense - 2.4%
General Dynamics Corp.	180,100	14,149
Raytheon Co.	183,000	11,225
Rockwell Collins, Inc.	191,200	13,168
United Technologies Corp.	180,800	13,493
		52,035
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	176,600	8,660
Expeditors International of Washington, Inc.	142,000	6,272
Forward Air Corp.	110,600	3,875
Hub Group, Inc. Class A (a)	272,416	9,091
UTI Worldwide, Inc.	345,800	7,694
		35,592
Commercial Services & Supplies - 2.7%
Clean Harbors, Inc. (a)	315,900	14,907
Corrections Corp. of America (a)	508,000	13,035
Equifax, Inc.	135,800	5,231
Fuel Tech, Inc. (a)	228,787	6,658
Healthcare Services Group, Inc.	19,635	421
Monster Worldwide, Inc. (a)(d)	190,300	6,508
Stericycle, Inc. (a)	55,800	2,784
Waste Management, Inc.	244,300	9,203
		58,747
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.7%
Chicago Bridge & Iron Co. NV (NY Shares)	125,300	$ 4,680
Quanta Services, Inc. (a)	355,201	10,042
		14,722
Electrical Equipment - 4.2%
ABB Ltd. sponsored ADR	496,300	12,239
Alstom SA	26,800	4,844
Carmanah Technologies Corp. (a)	1,388,600	2,209
Emerson Electric Co.	149,400	7,355
Energy Conversion Devices, Inc. (a)(d)	207,300	5,371
Evergreen Solar, Inc. (a)(d)	1,386,359	12,436
First Solar, Inc.	63,300	6,567
Q-Cells AG (d)	227,700	20,163
Renewable Energy Corp. AS (a)(d)	253,600	9,603
SolarWorld AG (d)	182,900	9,020
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	101,000	3,611
		93,418
Industrial Conglomerates - 1.0%
3M Co.	159,200	14,486
Textron, Inc.	132,400	7,724
		22,210
Machinery - 0.5%
Kadant, Inc. (a)	179,600	5,119
Valmont Industries, Inc.	67,500	6,020
		11,139
Marine - 0.2%
Kirby Corp. (a)	102,000	3,905
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	86,000	6,979
Landstar System, Inc.	97,900	4,211
		11,190
TOTAL INDUSTRIALS		302,958
INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 3.3%
Ciena Corp. (a)	240,700	9,118
Cisco Systems, Inc. (a)	899,700	28,718
Comverse Technology, Inc. (a)	295,200	4,945
Corning, Inc.	448,200	10,474
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Harris Corp.	142,700	$ 8,680
Juniper Networks, Inc. (a)	325,600	10,719
		72,654
Computers & Peripherals - 2.5%
Apple, Inc. (a)	152,100	21,063
EMC Corp. (a)	647,200	12,724
International Business Machines Corp.	95,000	11,086
Sun Microsystems, Inc. (a)	2,084,200	11,171
		56,044
Electronic Equipment & Instruments - 1.6%
FLIR Systems, Inc. (a)	119,600	5,889
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,822,080	13,528
Itron, Inc. (a)	86,400	7,335
Motech Industries, Inc.	492,674	4,210
Roth & Rau AG (a)	19,100	4,483
		35,445
Internet Software & Services - 3.9%
Akamai Technologies, Inc. (a)	101,700	3,277
Equinix, Inc. (a)	98,600	8,727
Google, Inc. Class A (sub. vtg.) (a)	76,600	39,460
LoopNet, Inc. (a)	280,000	5,337
Neowiz Corp.	70,000	1,313
Omniture, Inc. (a)	261,700	6,493
SAVVIS, Inc. (a)	139,300	5,534
Terremark Worldwide, Inc. (a)(d)	500,000	3,380
The Knot, Inc. (a)(d)	193,000	4,043
VistaPrint Ltd. (a)	97,407	3,203
Visual Sciences, Inc. (a)	288,400	5,315
		86,082
IT Services - 0.9%
Cognizant Technology Solutions Corp. Class A (a)	104,300	7,667
Fidelity National Information Services, Inc.	71,800	3,403
The Western Union Co.	443,000	8,342
		19,412
Semiconductors & Semiconductor Equipment - 4.8%
Altera Corp.	357,700	8,517
Analog Devices, Inc.	159,300	5,875
Applied Materials, Inc.	357,100	7,628
ARM Holdings PLC sponsored ADR	1,189,800	10,613
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ASML Holding NV (NY Shares) (a)	350,400	$ 10,396
Intel Corp.	1,119,100	28,817
MEMC Electronic Materials, Inc. (a)	138,100	8,482
National Semiconductor Corp.	257,400	6,775
Richtek Technology Corp.	330,050	3,621
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	523,178	5,645
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	425,617	4,222
Volterra Semiconductor Corp. (a)(d)	363,600	3,949
		104,540
Software - 2.2%
Adobe Systems, Inc. (a)	224,800	9,610
Autonomy Corp. PLC (a)	511,700	9,561
Cognos, Inc. (a)	56,600	2,266
Nintendo Co. Ltd.	21,900	10,188
Perfect World Co. Ltd. sponsored ADR Class B	134,400	3,047
Quality Systems, Inc.	135,900	5,008
Salesforce.com, Inc. (a)	187,800	7,593
		47,273
TOTAL INFORMATION TECHNOLOGY		421,450
MATERIALS - 3.3%
Chemicals - 1.5%
ADA-ES, Inc. (a)	217,946	2,321
Airgas, Inc.	159,300	7,363
Calgon Carbon Corp. (a)	262,500	3,504
Ecolab, Inc.	131,300	5,470
Monsanto Co.	119,200	8,313
Zoltek Companies, Inc. (a)	146,500	6,049
		33,020
Metals & Mining - 1.5%
Arcelor Mittal (NY Shares) Class A	131,900	8,732
Ivanhoe Mines Ltd. (a)	516,700	5,798
Meridian Gold, Inc. (a)	223,900	6,218
Olympic Steel, Inc.	86,700	2,118
Searchlight Minerals Corp. (a)	523,561	1,492
Steel Dynamics, Inc.	212,100	9,201
		33,559
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.3%
Stella-Jones, Inc.	137,100	$ 5,440
TOTAL MATERIALS		72,019
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	305,600	12,184
Level 3 Communications, Inc. (a)	902,100	4,718
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	327,200	7,182
Verizon Communications, Inc.	264,100	11,061
		35,145
Wireless Telecommunication Services - 0.8%
America Movil SAB de CV Series L sponsored ADR	145,900	8,821
China Mobile (Hong Kong) Ltd. sponsored ADR	116,100	7,870
		16,691
TOTAL TELECOMMUNICATION SERVICES		51,836
UTILITIES - 0.5%
Independent Power Producers & Energy Traders - 0.4%
AES Corp. (a)	528,300	9,568
Multi-Utilities - 0.1%
YTL Corp. BHD	993,500	2,100
TOTAL UTILITIES		11,668
TOTAL COMMON STOCKS (Cost $1,799,469)		2,140,334
Money Market Funds - 7.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.48% (b)	58,538,873	$ 58,539
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	111,924,222	111,924
TOTAL MONEY MARKET FUNDS (Cost $170,463)		170,463
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $1,969,932)		2,310,797
NET OTHER ASSETS - (5.1)%		(111,240)
NET ASSETS - 100%		$ 2,199,557
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,769,000 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 617
Fidelity Securities Lending Cash Central Fund	909
Total	$ 1,526
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Green Mountain Coffee Roasters, Inc.	$ 7,926	$ 13,736	$ 3,171	$ -	$ -
Nexmed, Inc.	-	9,186	-	-	10,366
ThermoGenesis Corp.	7,943	13,084	-	-	14,030
Total	$ 15,869	$ 36,006	$ 3,171	$ -	$ 24,396
Income Tax Information

At August 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,973,007,000. Net unrealized appreciation aggregated $337,790,000, of which $415,762,000 related to appreciated investment securities and $77,972,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 30, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	October 30, 2007